Summary of Allowance for Loan Losses (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2022	Apr. 30, 2021	Apr. 30, 2022	Apr. 30, 2021
IFRS Statement [Line Items]
Total Allowance, including off-balance sheet instruments, at end of period	$ 6,910	$ 7,969	$ 6,910	$ 7,969
Total Allowance for Loan Losses at end of period	6,076	6,999	6,076	6,999
Less: Total Allowance for off-balance sheet instruments	834	970	834	970
Residential mortgages [member]
IFRS Statement [Line Items]
Balance at beginning of period	250	301	261	302
Net remeasurement due to transfers into stage	(5)	(5)	(6)
New originations or purchases	12	2	16	5
Net repayments	(2)	(2)	(4)	(6)
Derecognition of financial assets (excluding disposals and write-offs)	(13)	(49)	(29)	(63)
Changes to risk, parameters, and models	10	5	15	26
Disposals
Write-offs	(1)	(4)	(4)	(8)
Recoveries	3	1	4	2
Foreign exchange and other adjustments	1	(4)	2	(8)
Total Allowance for Loan Losses at end of period	255	245	255	245
Consumer instalment and other personal [member]
IFRS Statement [Line Items]
Balance, including off-balance sheet instruments, at beginning of period	1,592	2,038	1,649	2,112
Net remeasurement due to transfers into stage	(3)	(75)	(18)	(127)
New originations or purchases	65	55	121	106
Net repayments	(41)	(57)	(84)	(112)
Derecognition of financial assets (excluding disposals and write-offs)	(76)	(72)	(159)	(138)
Changes to risk, parameters, and models	168	101	305	374
Disposals
Write-offs	(192)	(233)	(389)	(491)
Recoveries	76	91	148	166
Foreign exchange and other adjustments	6	(32)	22	(74)
Total Allowance, including off-balance sheet instruments, at end of period	1,595	1,816	1,595	1,816
Total Allowance for Loan Losses at end of period	1,518	1,703	1,518	1,703
Less: Total Allowance for off-balance sheet instruments	77	113	77	113
Consumer instalment and other personal [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage
Consumer instalment and other personal [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage
Credit Card 1 [member]
IFRS Statement [Line Items]
Balance, including off-balance sheet instruments, at beginning of period	2,328	2,931	2,314	3,184
Net remeasurement due to transfers into stage	2	(45)	(9)	(142)
New originations or purchases	38	26	109	53
Net repayments	(11)	(53)	4	(58)
Derecognition of financial assets (excluding disposals and write-offs)	(71)	(102)	(180)	(195)
Changes to risk, parameters, and models	76	79	227	295
Disposals
Write-offs	(241)	(288)	(462)	(570)
Recoveries	78	89	155	156
Foreign exchange and other adjustments	14	(74)	55	(160)
Total Allowance, including off-balance sheet instruments, at end of period	2,213	2,563	2,213	2,563
Total Allowance for Loan Losses at end of period	1,668	2,050	1,668	2,050
Less: Total Allowance for off-balance sheet instruments	545	513	545	513
Credit Card 1 [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage
Credit Card 1 [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage
Credit Card 1 [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage
Businesses and government [member]
IFRS Statement [Line Items]
Balance, including off-balance sheet instruments, at beginning of period	2,971	3,667	3,022	3,779
Net remeasurement due to transfers into stage	(12)	9	(16)	18
New originations or purchases	222	239	478	561
Net repayments	(10)	(93)	(46)	(142)
Derecognition of financial assets (excluding disposals and write-offs)	(363)	(479)	(797)	(922)
Changes to risk, parameters, and models	41	142	174	410
Disposals
Write-offs	(28)	(60)	(54)	(191)
Recoveries	14	11	26	25
Foreign exchange and other adjustments	12	(91)	60	(193)
Total Allowance, including off-balance sheet instruments, at end of period	2,847	3,345	2,847	3,345
Total Allowance for Loan Losses at end of period	2,635	3,001	2,635	3,001
Less: Total Allowance for off-balance sheet instruments	212	344	212	344
Businesses and government [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage
Businesses and government [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage
Businesses and government [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage
Stage 1 [member]
IFRS Statement [Line Items]
Total Allowance, including off-balance sheet instruments, at end of period	2,745	2,749	2,745	2,749
Total Allowance for Loan Losses at end of period	2,346	2,368	2,346	2,368
Less: Total Allowance for off-balance sheet instruments	399	381	399	381
Stage 1 [member] | Residential mortgages [member]
IFRS Statement [Line Items]
Balance at beginning of period	30	26	35	32
Net remeasurement due to transfers into stage	(7)	(7)	(11)	(10)
New originations or purchases	12	2	16	5
Net repayments	(1)	(1)	(2)	(4)
Derecognition of financial assets (excluding disposals and write-offs)	(1)	(3)	(2)	(4)
Changes to risk, parameters, and models	43	(24)	21	(28)
Disposals
Write-offs
Recoveries				1
Foreign exchange and other adjustments	1		1	(3)
Total Allowance for Loan Losses at end of period	130	23	130	23
Stage 1 [member] | Residential mortgages [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	56	36	79	52
Stage 1 [member] | Residential mortgages [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	(3)	(6)	(7)	(18)
Stage 1 [member] | Consumer instalment and other personal [member]
IFRS Statement [Line Items]
Balance, including off-balance sheet instruments, at beginning of period	549	529	550	595
Net remeasurement due to transfers into stage	(58)	(108)	(108)	(210)
New originations or purchases	65	55	121	106
Net repayments	(20)	(25)	(40)	(50)
Derecognition of financial assets (excluding disposals and write-offs)	(20)	(19)	(42)	(40)
Changes to risk, parameters, and models	(90)	(171)	(229)	(352)
Disposals
Write-offs
Recoveries
Foreign exchange and other adjustments	2	(11)	7	(23)
Total Allowance, including off-balance sheet instruments, at end of period	568	587	568	587
Total Allowance for Loan Losses at end of period	535	562	535	562
Less: Total Allowance for off-balance sheet instruments	33	25	33	25
Stage 1 [member] | Consumer instalment and other personal [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	190	364	394	633
Stage 1 [member] | Consumer instalment and other personal [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	(47)	(24)	(81)	(67)
Stage 1 [member] | Consumer instalment and other personal [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	(3)	(3)	(4)	(5)
Stage 1 [member] | Credit Card 1 [member]
IFRS Statement [Line Items]
Balance, including off-balance sheet instruments, at beginning of period	897	842	878	799
Net remeasurement due to transfers into stage	(107)	(118)	(203)	(279)
New originations or purchases	38	26	109	53
Net repayments	(15)	(52)	(5)	(61)
Derecognition of financial assets (excluding disposals and write-offs)	(10)	(12)	(33)	(24)
Changes to risk, parameters, and models	(189)	(152)	(408)	(267)
Disposals
Write-offs
Recoveries
Foreign exchange and other adjustments	6	(24)	22	(45)
Total Allowance, including off-balance sheet instruments, at end of period	921	852	921	852
Total Allowance for Loan Losses at end of period	676	665	676	665
Less: Total Allowance for off-balance sheet instruments	245	187	245	187
Stage 1 [member] | Credit Card 1 [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	373	385	697	763
Stage 1 [member] | Credit Card 1 [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	(68)	(41)	(126)	(83)
Stage 1 [member] | Credit Card 1 [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	(4)	(2)	(10)	(4)
Stage 1 [member] | Businesses and government [member]
IFRS Statement [Line Items]
Balance, including off-balance sheet instruments, at beginning of period	1,181	1,450	1,186	1,499
Net remeasurement due to transfers into stage	(27)	(31)	(47)	(57)
New originations or purchases	222	239	478	561
Net repayments	13	(13)	17	(6)
Derecognition of financial assets (excluding disposals and write-offs)	(148)	(181)	(356)	(380)
Changes to risk, parameters, and models	(160)	(143)	(206)	(216)
Disposals
Write-offs
Recoveries
Foreign exchange and other adjustments	7	(37)	29	(79)
Total Allowance, including off-balance sheet instruments, at end of period	1,126	1,287	1,126	1,287
Total Allowance for Loan Losses at end of period	1,005	1,118	1,005	1,118
Less: Total Allowance for off-balance sheet instruments	121	169	121	169
Stage 1 [member] | Businesses and government [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	122	127	209	230
Stage 1 [member] | Businesses and government [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	(84)	(124)	(183)	(262)
Stage 1 [member] | Businesses and government [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage			(1)	(3)
Stage 2 [member]
IFRS Statement [Line Items]
Total Allowance, including off-balance sheet instruments, at end of period	3,458	4,454	3,458	4,454
Total Allowance for Loan Losses at end of period	3,025	3,891	3,025	3,891
Less: Total Allowance for off-balance sheet instruments	433	563	433	563
Stage 2 [member] | Residential mortgages [member]
IFRS Statement [Line Items]
Balance at beginning of period	175	214	175	205
Net remeasurement due to transfers into stage	2	2	5	5
Net repayments	(1)	(1)	(2)	(2)
Derecognition of financial assets (excluding disposals and write-offs)	(7)	(11)	(11)	(19)
Changes to risk, parameters, and models	(43)	(10)	(22)	12
Disposals
Write-offs
Recoveries
Recoveries				(3)
Foreign exchange and other adjustments		(2)	1	(3)
Total Allowance for Loan Losses at end of period	75	166	75	166
Stage 2 [member] | Residential mortgages [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	(55)	(35)	(78)	(51)
Stage 2 [member] | Residential mortgages [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	5	12	12	29
Stage 2 [member] | Residential mortgages [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	(1)	(3)	(5)	(7)
Stage 2 [member] | Consumer instalment and other personal [member]
IFRS Statement [Line Items]
Balance, including off-balance sheet instruments, at beginning of period	883	1,333	960	1,330
Net remeasurement due to transfers into stage	53	30	86	79
Net repayments	(18)	(27)	(38)	(54)
Derecognition of financial assets (excluding disposals and write-offs)	(42)	(41)	(90)	(79)
Changes to risk, parameters, and models	173	181	332	481
Disposals
Write-offs
Recoveries
Foreign exchange and other adjustments	4	(18)	14	(40)
Total Allowance, including off-balance sheet instruments, at end of period	872	1,082	872	1,082
Total Allowance for Loan Losses at end of period	828	994	828	994
Less: Total Allowance for off-balance sheet instruments	44	88	44	88
Stage 2 [member] | Consumer instalment and other personal [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	(189)	(362)	(392)	(628)
Stage 2 [member] | Consumer instalment and other personal [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	64	39	109	98
Stage 2 [member] | Consumer instalment and other personal [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	(56)	(53)	(109)	(105)
Stage 2 [member] | Credit Card 1 [member]
IFRS Statement [Line Items]
Balance, including off-balance sheet instruments, at beginning of period	1,269	1,867	1,298	2,181
Net remeasurement due to transfers into stage	104	70	185	132
Net repayments	(1)	(7)		(9)
Derecognition of financial assets (excluding disposals and write-offs)	(24)	(36)	(75)	(72)
Changes to risk, parameters, and models	225	166	545	382
Disposals
Write-offs
Recoveries
Foreign exchange and other adjustments	7	(43)	28	(101)
Total Allowance, including off-balance sheet instruments, at end of period	1,117	1,517	1,117	1,517
Total Allowance for Loan Losses at end of period	817	1,191	817	1,191
Less: Total Allowance for off-balance sheet instruments	300	326	300	326
Stage 2 [member] | Credit Card 1 [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	(368)	(380)	(688)	(753)
Stage 2 [member] | Credit Card 1 [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	77	55	143	112
Stage 2 [member] | Credit Card 1 [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	(172)	(175)	(319)	(355)
Stage 2 [member] | Businesses and government [member]
IFRS Statement [Line Items]
Balance, including off-balance sheet instruments, at beginning of period	1,471	1,877	1,526	1,858
Net remeasurement due to transfers into stage	15	40	31	77
Net repayments	(17)	(62)	(33)	(69)
Derecognition of financial assets (excluding disposals and write-offs)	(126)	(186)	(279)	(368)
Changes to risk, parameters, and models	96	101	171	305
Disposals
Write-offs
Recoveries
Foreign exchange and other adjustments	8	(45)	35	(91)
Total Allowance, including off-balance sheet instruments, at end of period	1,394	1,689	1,394	1,689
Total Allowance for Loan Losses at end of period	1,305	1,540	1,305	1,540
Less: Total Allowance for off-balance sheet instruments	89	149	89	149
Stage 2 [member] | Businesses and government [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	(122)	(125)	(208)	(227)
Stage 2 [member] | Businesses and government [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	91	127	192	269
Stage 2 [member] | Businesses and government [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	(22)	(38)	(41)	(65)
Stage 3 [member]
IFRS Statement [Line Items]
Total Allowance, including off-balance sheet instruments, at end of period	707	766	707	766
Total Allowance for Loan Losses at end of period	705	740	705	740
Less: Total Allowance for off-balance sheet instruments	2	26	2	26
Stage 3 [member] | Residential mortgages [member]
IFRS Statement [Line Items]
Balance at beginning of period	45	61	51	65
Net repayments
Derecognition of financial assets (excluding disposals and write-offs)	(5)	(35)	(16)	(40)
Changes to risk, parameters, and models	10	39	16	42
Disposals
Write-offs	(1)	(4)	(4)	(8)
Recoveries	3	1	4	4
Foreign exchange and other adjustments		(2)		(2)
Total Allowance for Loan Losses at end of period	50	56	50	56
Stage 3 [member] | Residential mortgages [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	(1)	(1)	(1)	(1)
Stage 3 [member] | Residential mortgages [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	(2)	(6)	(5)	(11)
Stage 3 [member] | Residential mortgages [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	1	3	5	7
Stage 3 [member] | Consumer instalment and other personal [member]
IFRS Statement [Line Items]
Balance, including off-balance sheet instruments, at beginning of period	160	176	139	187
Net remeasurement due to transfers into stage	2	3	4	4
Net repayments	(3)	(5)	(6)	(8)
Derecognition of financial assets (excluding disposals and write-offs)	(14)	(12)	(27)	(19)
Changes to risk, parameters, and models	85	91	202	245
Disposals
Write-offs	(192)	(233)	(389)	(491)
Recoveries	76	91	148	166
Foreign exchange and other adjustments		(3)	1	(11)
Total Allowance, including off-balance sheet instruments, at end of period	155	147	155	147
Total Allowance for Loan Losses at end of period	155	147	155	147
Less: Total Allowance for off-balance sheet instruments
Stage 3 [member] | Consumer instalment and other personal [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	(1)	(2)	(2)	(5)
Stage 3 [member] | Consumer instalment and other personal [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	(17)	(15)	(28)	(31)
Stage 3 [member] | Consumer instalment and other personal [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	59	56	113	110
Stage 3 [member] | Credit Card 1 [member]
IFRS Statement [Line Items]
Balance, including off-balance sheet instruments, at beginning of period	162	222	138	204
Net remeasurement due to transfers into stage	5	3	9	5
Net repayments	5	6	9	12
Derecognition of financial assets (excluding disposals and write-offs)	(37)	(54)	(72)	(99)
Changes to risk, parameters, and models	40	65	90	180
Disposals
Write-offs	(241)	(288)	(462)	(570)
Recoveries	78	89	155	156
Foreign exchange and other adjustments	1	(7)	5	(14)
Total Allowance, including off-balance sheet instruments, at end of period	175	194	175	194
Total Allowance for Loan Losses at end of period	175	194	175	194
Less: Total Allowance for off-balance sheet instruments
Stage 3 [member] | Credit Card 1 [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	(5)	(5)	(9)	(10)
Stage 3 [member] | Credit Card 1 [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	(9)	(14)	(17)	(29)
Stage 3 [member] | Credit Card 1 [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	176	177	329	359
Stage 3 [member] | Businesses and government [member]
IFRS Statement [Line Items]
Balance, including off-balance sheet instruments, at beginning of period	319	340	310	422
Net remeasurement due to transfers into stage				(2)
Net repayments	(6)	(18)	(30)	(67)
Derecognition of financial assets (excluding disposals and write-offs)	(89)	(112)	(162)	(174)
Changes to risk, parameters, and models	105	184	209	321
Disposals
Write-offs	(28)	(60)	(54)	(191)
Recoveries	14	11	26	25
Foreign exchange and other adjustments	(3)	(9)	(4)	(23)
Total Allowance, including off-balance sheet instruments, at end of period	327	369	327	369
Total Allowance for Loan Losses at end of period	325	343	325	343
Less: Total Allowance for off-balance sheet instruments	2	26	2	26
Stage 3 [member] | Businesses and government [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage		(2)	(1)	(3)
Stage 3 [member] | Businesses and government [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	(7)	(3)	(9)	(7)
Stage 3 [member] | Businesses and government [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	$ 22	$ 38	$ 42	$ 68